Prepaid Expenses and Other Tax Assets (Tables)	12 Months Ended
Dec. 31, 2023
Prepaid Expenses and Other Tax Assets
Schedule of prepaid expenses and other tax assets

€ millions	2023			2022
	Current	Non-Current	Total	Current	Non-Current	Total
Prepaid expenses	844	386	1,230	828	512	1,340
Other tax assets	241	33	274	244	49	293
Total	1,085	419	1,504	1,072	561	1,633
/ Other non-financial assets	2,374	3,573	5,947	2,139	3,580	5,719
Prepaid expenses and other tax assets as % of / Other non-financial assets	46	12	25	50	16	29